Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 1,310,581
Property, plant and equipment at end of period	718,557	$ 1,310,581
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,927,539	6,437,687
Transfers from inventory	0	(593,320)
Additions	0	83,172
Less: disposals at cost	(450,944)
Property, plant and equipment at end of period	5,476,595	5,927,539
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(4,616,958)	(3,674,162)
Depreciation	570,468	931,309
Accumulated depreciation removed on disposal	(425,982)
Foreign exchange translation	(3,406)	11,487
Property, plant and equipment at end of period	(4,758,038)	(4,616,958)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	26,917
Property, plant and equipment at end of period	3,615	26,917
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	250,134	242,854
Transfers from inventory	0	0
Additions	0	7,280
Less: disposals at cost	0
Property, plant and equipment at end of period	250,134	250,134
Computers [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(223,217)	(204,747)
Depreciation	23,302	18,470
Accumulated depreciation removed on disposal	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(246,519)	(223,217)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	30,626
Property, plant and equipment at end of period	23,190	30,626
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	100,811	100,811
Transfers from inventory	0	0
Additions	0	0
Less: disposals at cost	0
Property, plant and equipment at end of period	100,811	100,811
Furniture [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(70,185)	(59,255)
Depreciation	7,436	10,930
Accumulated depreciation removed on disposal	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(77,621)	(70,185)
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	295,981
Property, plant and equipment at end of period	172,455	295,981
Automobiles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	589,420	589,420
Transfers from inventory	0	0
Additions	0	0
Less: disposals at cost	0
Property, plant and equipment at end of period	589,420	589,420
Automobiles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(293,439)	(221,242)
Depreciation	123,526	72,197
Accumulated depreciation removed on disposal	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(416,965)	(293,439)
Demonstration Electric Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	755,332
Property, plant and equipment at end of period	421,181	755,332
Demonstration Electric Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	3,008,413	3,601,733
Transfers from inventory	0	(593,320)
Additions	0	0
Less: disposals at cost	(450,944)
Property, plant and equipment at end of period	2,557,469	3,008,413
Demonstration Electric Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,253,081)	(1,798,886)
Depreciation	312,595	442,708
Accumulated depreciation removed on disposal	(425,982)
Foreign exchange translation	(3,406)	11,487
Property, plant and equipment at end of period	(2,136,288)	(2,253,081)
Tools and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	157,541
Property, plant and equipment at end of period	90,391	157,541
Tools and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,784,824	1,711,932
Transfers from inventory	0	0
Additions	0	72,892
Less: disposals at cost	0
Property, plant and equipment at end of period	1,784,824	1,784,824
Tools and Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,627,283)	(1,269,923)
Depreciation	67,150	357,360
Accumulated depreciation removed on disposal	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(1,694,433)	(1,627,283)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	44,184
Property, plant and equipment at end of period	7,725	44,184
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	193,937	190,937
Transfers from inventory	0	0
Additions	0	3,000
Less: disposals at cost	0
Property, plant and equipment at end of period	193,937	193,937
Leasehold Improvements [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(149,753)	(120,109)
Depreciation	36,459	29,644
Accumulated depreciation removed on disposal	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	$ (186,212)	$ (149,753)